Summary of Significant Accounting Policies - Schedule of Net Liabilities Eliminated (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Apr. 15, 2013	Dec. 31, 2012
Regulatory Assets [Abstract]
Other current assets	$ 1,814	$ 89	$ 3,459
Other non-current assets
Other current liabilities		(6,321)
Other long-term liabilities	(567)	(21,560)	(996)
Net liabilities	$ (378,246)	$ (27,792)	$ (414,617)